Operating Expenses - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Costs And Expenses [line items]
Percentage of increase in operational staff headcount	15.00%
Percentage of increase in general and administrative expenses	11.00%
Non-recurring expenses		€ 24.3
Non cash expense from equity settlement		10.6
C-Cure [member]
Disclosure Of Operating Costs And Expenses [line items]
Non-recurring expenses		0.7
CorQuest Inc [member]
Disclosure Of Operating Costs And Expenses [line items]
Non-recurring expenses		€ 1.2